SHARE-BASED PAYMENT - Additional information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 USD ($) shares $ / shares	Dec. 31, 2024
SHARE-BASED PAYMENT
Weighted average fair value of the options granted	$ 2.77	$ 2.85
Weighted average remaining contractual life for the share options outstanding (in years)	5 years 10 months 28 days		5 years 11 months 19 days
RSU
SHARE-BASED PAYMENT
Shares granted | shares	1,099,650	382,988
Minimum
SHARE-BASED PAYMENT
Exercise prices for share options outstanding	$ 0.01
Maximum
SHARE-BASED PAYMENT
Exercise prices for share options outstanding	$ 8.44
Key management personnel | Ordinary shares
SHARE-BASED PAYMENT
Shares granted	832,500	322,688
Key management personnel | RSU
SHARE-BASED PAYMENT
Shares granted | shares	180,000
Fair value of restricted share units | $	$ 129
Key management personnel | Minimum | RSU | Vesting of one-third of restricted share units
SHARE-BASED PAYMENT
Average closing price	$ 7.01
Key management personnel | Minimum | RSU | Vesting of two-third of restricted share units
SHARE-BASED PAYMENT
Average closing price	10.01
Key management personnel | Minimum | RSU | Vesting of all portion of restricted share units
SHARE-BASED PAYMENT
Average closing price	12
Key management personnel | Maximum | RSU | Vesting of one-third of restricted share units
SHARE-BASED PAYMENT
Average closing price	10
Key management personnel | Maximum | RSU | Vesting of two-third of restricted share units
SHARE-BASED PAYMENT
Average closing price	$ 12